Filed Pursuant to Rule 497(c)
Securities Act File No. 033-38074
Investment Company Act No. 811-06260

QUAKER INVESTMENT TRUST

On behalf of Quaker Investment Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated November 1, 2016 for the Quaker Event Arbitrage Fund, Quaker Strategic Growth Fund, Quaker Global Tactical Allocation Fund, Quaker Mid Cap Value Fund, and Quaker Small Cap Value Fund (the “Funds”), which was filed pursuant to Rule 497(c) on November 2, 2016 (Accession number 0000898531-16-001050).  The purpose of this filing is to submit the 497(c) filing dated November 2, 2016, in XBRL for the Funds.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE